Intangible assets, net	12 Months Ended
Dec. 31, 2024
Intangible assets, net
Intangible assets, net

7. Intangible assets, net

Intangible assets, net consists of the following:

				Weighted Average
	As of			Remaining
	December 31,	As of December 31,		Amortization
	2023	2024	2024	Period in Years
	RMB	RMB	US$
Licenses (1)	26,600,000	26,600,000	3,644,185	—
Software and others	21,216,094	23,330,332	3,196,242	6.32
Accumulated amortization	(11,005,710)	(13,338,363)	(1,827,348)	—
Intangible assets, net	36,810,384	36,591,969	5,013,079	—
(1)The Group acquired an insurance broker license at a cost of RMB26,000,000 during 2018 and further acquired an insurance sale on line license at a cost of RMB600,000.

Amortization expenses were RMB2,253,257, RMB2,234,031 and RMB2,332,653 (US$319,572) for the years ended December 31, 2022, 2023 and 2024, respectively. The Group expects to record amortization expenses of RMB2,049,341 (US$280,759), RMB1,823,224 (US$249,781), RMB1,761,094 (US$241,269), RMB1,619,948 (US$221,932) and RMB1,236,538 (US$169,405) for the years ending December 31, 2025, 2026, 2027, 2028 and 2029 respectively.